Document	Jul. 29, 2019
Cover page.
Entity Address, Address Line One	301 Virginia Avenue
Entity Address, City or Town	Fairmont
Entity Address, State or Province	WV
City Area Code	304
Local Phone Number	363-4800
Amendment Flag	false
Entity Central Index Key	0001277902
Document Type	8-K
Document Period End Date	Jul. 29, 2019
Entity Registrant Name	MVB Financial Corp
Entity Incorporation, State or Country Code	WV
Entity File Number	000-50567
Entity Tax Identification Number	20-0034461
Entity Address, Postal Zip Code	26554-2777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $1.00 par value
Trading Symbol	MVBF
Security Exchange Name	NASDAQ